Share capital - Additional information (Details) $ / shares in Units, $ in Thousands, $ in Millions						12 Months Ended
	Jun. 14, 2023 USD ($) shares	Jun. 14, 2023 CAD ($) $ / shares shares	Jun. 07, 2023 USD ($) shares	Jun. 07, 2023 CAD ($) $ / shares shares	Jun. 06, 2023 CAD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 06, 2023 USD ($)	Jun. 06, 2023 CAD ($) $ / shares
Disclosure of classes of share capital [line items]
Issuance of common shares for cash, net of share issuance costs | $						$ 14,112	$ 168,664
Equity funding commitment per facility		20.00%
Private Placement
Disclosure of classes of share capital [line items]
Number of shares issued during period (in shares) | shares	6,269,231	6,269,231	10,400,000	10,400,000
Value of shares issued during period (CDN per share)		$ 13.00		$ 13.00
Issuance of common shares for cash, net of share issuance costs	$ 61,300	$ 81.5	$ 101,100	$ 135.2
Payments for share issue costs | $	$ 1,400
Premium value								$ 2,600	$ 3.5
Private Placement One
Disclosure of classes of share capital [line items]
Number of shares issued during period (in shares) | shares					390,900
Value of shares issued during period (CDN per share)									$ 19.18
Issuance of common shares for cash, net of share issuance costs | $					$ 7.5
Premium value (CDN per share)									6.02
Private Placement Two
Disclosure of classes of share capital [line items]
Number of shares issued during period (in shares) | shares					290,000
Value of shares issued during period (CDN per share)									17.24
Issuance of common shares for cash, net of share issuance costs | $					$ 5.0
Premium value (CDN per share)									$ 4.08